Filed pursuant to Rule 497(e)
File Nos. 811-22310; 333-182274

PureFunds® ISE Big Data™ ETF (BIGD)
PureFunds® ISE Mobile Payments™ ETF (IPAY)
PureFunds® ISE Cyber Security™ ETF (HACK)
PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF (SILJ)
PureFunds® Drone Economy Strategy ETF (IFLY)
PureFunds® Video Game Tech ETF (GAMR)
each listed on NYSE Arca, Inc.

PureFunds® Solactive FinTech ETF (FINQ)
PureFunds® ETFx HealthTech ETF (IMED)
each listed on The NASDAQ Stock Market LLC

May 1, 2017

Supplement to the
Prospectus and Statement of Additional Information
dated January 31, 2017, as previously supplemented

Effective June 30, 2017, the first sentence of the last paragraph of the “Additional Investment Objectives and Strategies” section on Page 37 of the Prospectus is replaced with the following:

Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon reasonable notice to shareholders.

Effective immediately, the table in the “Purchase and Issuance of Shares in Creation Units—Creation Transaction Fee” section on Page 36 of the Statement of Additional Information is replaced with the following:

Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Big Data ETF	$300	2%
Mobile Payments ETF	$300	2%
Cyber Security ETF	$750	2%
Junior Silver ETF	$750	2%
Drone Economy ETF	$750	2%
Video Game Tech ETF	$750	2%
FinTech ETF	$750	2%
Health Tech ETF	$750	2%

Also effective immediately, the table in the “Purchase and Issuance of Shares in Creation Units—Redemption Transaction Fee” section on Page 37 of the Statement of Additional Information is replaced with the following:

Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Big Data ETF	$300	2%
Mobile Payments ETF	$300	2%
Cyber Security ETF	$750	2%
Junior Silver ETF	$750	2%
Drone Economy ETF	$750	2%
Video Game Tech ETF	$750	2%
FinTech ETF	$750	2%
Health Tech ETF	$750	2%

Please retain this Supplement with your Prospectus and
Statement of Additional Information for future reference.